EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
EARNINGS PER SHARE

13.       EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2011	2012	2013
Net income attributable to ordinary shareholders — basic	114,832	174,887	279,858
Net income attributable to ordinary shareholders — diluted	114,832	174,887	279,858
Weighted average ordinary shares outstanding — basic	241,928,286	243,284,332	245,187,348
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,252,916	3,696,669	4,298,936
Weighted average ordinary shares outstanding — diluted	246,181,202	246,981,001	249,486,284
Basic earnings per share	0.47	0.72	1.14
Diluted earnings per share	0.47	0.71	1.12

For the years ended December 31, 2011, 2012 and 2013, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2011	2012	2013
Outstanding employee options and nonvested restricted stocks	1,486,533	797,981	—